MARKETABLE SECURITIES (Schedule of Company's Marketable Securities) (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Level 2 securities:
Marketable securities		$ 1,709	$ 21,652	$ 40,966
U.S government and agency bonds [Member]
Level 2 securities:
Marketable securities		275	4,192
Other foreign government bonds [Member]
Level 2 securities:
Marketable securities		0	2,006
Corporate bonds [Member]
Level 2 securities:
Marketable securities	[1]	$ 1,434	$ 15,454

[1]	Investments in Corporate bonds rated A or higher.